Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Summary of Accounts and notes receivable

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Accounts receivable	5,011,644	6,044,387
Less: Loss allowance	(1,490)	(1,813)
	5,010,154	6,042,574

Aging of Accounts Receivable which are Past Due but not Impaired
b)
The aging analysis of accounts receivable based on past due date are as follows:

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Current	5,007,362	6,032,806
Within 1 month	4,282	11,395
1-2 months	—	186
	5,011,644	6,044,387